Related party transactions (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of transactions between related parties [abstract]
Schedule of transactions between associates and joint ventures
Transactions and balances with associates and joint ventures are set out in the table below:

	2022 £ million	2021 £ million	2020 £ million
Income statement items
Sales	11	8	9
Purchases	31	23	29
Balance sheet items
Group payables	2	5	2
Group receivables	2	1	1
Loans payable	—	9	6
Loans receivable	175	108	82
Cash flow items
Loans and equity contributions, net	66	38	47

Other disclosures in respect of associates and joint ventures are included in note 6.
Schedule of amounts incurred by entity for provision of key management personnel services

	2022 £ million	2021 £ million	2020 £ million
Salaries and short-term employee benefits	10	9	10
Annual incentive plan	13	13	—
Non-Executive Directors’ fees	1	1	1
Share-based payments(1)	19	12	(11)
Post employment benefits	2	1	2
Termination benefits	—	2	2
	45	38	4
(1) Time-apportioned fair value of unvested options and share awards.
Schedule of directors remuneration

	2022 £ million	2021 £ million	2020 £ million
Salaries and short-term employee benefits	3	2	2
Annual incentive plan	4	4	—
Non-Executive Directors' fees	1	1	1
Share option exercises(1)	4	—	—
Shares vesting(1)	3	1	11
Post employment benefits	—	—	1
	15	8	15
(1) Gains on options realised in the year and the benefit from share awards, calculated by using the share price applicable on the date of exercise of the share options and release of the awards.